Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 TWD ($) $ / shares	Dec. 31, 2018 TWD ($) $ / shares
Statement Of Comprehensive Income [Abstract]
Operating revenues	$ 176,820,914	$ 6,297,041	$ 148,201,641	$ 151,252,571
Operating costs	(137,823,813)	(4,908,255)	(126,886,669)	(128,412,544)
Gross profit	38,997,101	1,388,786	21,314,972	22,840,027
Operating expenses
Sales and marketing expenses	(4,152,242)	(147,872)	(3,807,610)	(3,901,912)
General and administrative expenses	(6,664,166)	(237,328)	(5,318,576)	(4,940,906)
Research and development expenses	(12,895,501)	(459,241)	(11,860,244)	(13,025,139)
Expected credit impairment (losses) gains	392,145	13,965	(627,159)	(409,237)
Subtotal	(23,319,764)	(830,476)	(21,613,589)	(22,277,194)
Net other operating income and expenses	6,253,890	222,716	5,182,162	5,116,884
Operating income	21,931,227	781,026	4,883,545	5,679,717
Non-operating income and expenses
Interest income	737,913	26,279	994,061	789,001
Other income	698,155	24,863	711,614	602,375
Other gains and losses	48,766	1,737	1,166,729	(1,128,290)
Finance costs	(2,073,433)	(73,840)	(2,997,643)	(2,851,225)
Share of profit or loss of associates and joint ventures	1,300,263	46,306	115,329	(616,665)
Bargain purchase gain			171,585
Exchange loss, net	(100,141)	(3,566)	(238,624)	(356,993)
Subtotal	611,523	21,779	(76,949)	(3,561,797)
Income from continuing operations before income tax	22,542,750	802,805	4,806,596	2,117,920
Income tax benefit (expense)	(1,691,083)	(60,224)	(230,346)	1,129,877
Net income	20,851,667	742,581	4,576,250	3,247,797
Items that will not be reclassified subsequently to profit or loss
Remeasurements of defined benefit pension plans	(192,581)	(6,858)	106,403	(55,060)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	4,815,361	171,487	5,486,209	1,454,018
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss				(2,572)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	883,508	31,464	899,025	(103,319)
Income tax related to items that will not be reclassified subsequently	(211,419)	(7,529)	(457,619)	(358,296)
Subtotal	5,294,869	188,564	6,034,018	934,771
Items that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	(2,920,280)	(103,999)	(3,277,938)	(47,009)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	60,317	2,148	15,393	(23,966)
Income tax related to items that may be reclassified subsequently	45,913	1,635	6,106	(28,186)
Subtotal	(2,814,050)	(100,216)	(3,256,439)	(99,161)
Total other comprehensive income, net of tax	2,480,819	88,348	2,777,579	835,610
Total comprehensive income	23,332,486	830,929	7,353,829	4,083,407
Net income (loss) attributable to:
Stockholders of the parent	22,860,744	814,129	8,155,097	7,677,735
Non-controlling interests	(2,009,077)	(71,548)	(3,578,847)	(4,429,938)
Net income	20,851,667	742,581	4,576,250	3,247,797
Total comprehensive income (loss) attributable to:
Stockholders of the parent	25,214,910	897,967	10,947,889	8,617,239
Non-controlling interests	(1,882,424)	(67,038)	(3,594,060)	(4,533,832)
Total comprehensive income	$ 23,332,486	$ 830,929	$ 7,353,829	$ 4,083,407
Earnings per share (NTD)
Earnings per share-basic | (per share)	$ 1.93	$ 0.07	$ 0.71	$ 0.65
Earnings per share-diluted | (per share)	$ 1.87	$ 0.07	$ 0.65	$ 0.60